DERIVATIVE INSTRUMENTS - OFFSETTING OF ASSETS AND LIABILITIES (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Energy Services
Derivative assets:
Amounts Presented on the Balance Sheets	$ 26,510	$ 32,080
Offsetting Derivative Instruments	(17,982)	(22,553)
Financial Collateral Received/Pledged	(200)	(200)
Net Amounts	8,328	9,327
Derivative liabilities:
Amounts Presented in Balance Sheets	46,859	75,629
Offsetting Derivative Instruments	(17,982)	(22,553)
Financial Collateral Received/Pledged	0	(15,516)
Net Amounts	28,877	37,560
Energy Services | Physical commodity contracts
Derivative assets:
Amounts Presented on the Balance Sheets	7,718	8,557
Offsetting Derivative Instruments	(3,587)	(2,906)
Financial Collateral Received/Pledged	(200)	(200)
Net Amounts	3,931	5,451
Derivative liabilities:
Amounts Presented in Balance Sheets	32,441	40,181
Offsetting Derivative Instruments	(3,587)	(2,906)
Financial Collateral Received/Pledged	0	0
Net Amounts	28,854	37,275
Energy Services | Financial commodity contracts
Derivative assets:
Amounts Presented on the Balance Sheets	18,708	23,522
Offsetting Derivative Instruments	(14,311)	(19,646)
Financial Collateral Received/Pledged	0	0
Net Amounts	4,397	3,876
Derivative liabilities:
Amounts Presented in Balance Sheets	14,311	35,162
Offsetting Derivative Instruments	(14,311)	(19,646)
Financial Collateral Received/Pledged	0	(15,516)
Net Amounts	0	0
Energy Services | Foreign currency contracts
Derivative assets:
Amounts Presented on the Balance Sheets	84	1
Offsetting Derivative Instruments	(84)	(1)
Financial Collateral Received/Pledged	0	0
Net Amounts	0	0
Derivative liabilities:
Amounts Presented in Balance Sheets	107	286
Offsetting Derivative Instruments	(84)	(1)
Financial Collateral Received/Pledged	0	0
Net Amounts	23	285
Natural Gas Distribution
Derivative assets:
Amounts Presented on the Balance Sheets	149	449
Offsetting Derivative Instruments	(136)	(391)
Financial Collateral Received/Pledged	0	0
Net Amounts	13	58
Derivative liabilities:
Amounts Presented in Balance Sheets	358	815
Offsetting Derivative Instruments	(136)	(391)
Financial Collateral Received/Pledged	0	(188)
Net Amounts	222	236
Natural Gas Distribution | Physical commodity contracts
Derivative assets:
Amounts Presented on the Balance Sheets	78	67
Offsetting Derivative Instruments	(65)	(9)
Financial Collateral Received/Pledged	0	0
Net Amounts	13	58
Derivative liabilities:
Amounts Presented in Balance Sheets	76	245
Offsetting Derivative Instruments	(65)	(9)
Financial Collateral Received/Pledged	0	0
Net Amounts	11	236
Natural Gas Distribution | Financial commodity contracts
Derivative assets:
Amounts Presented on the Balance Sheets	71	382
Offsetting Derivative Instruments	(71)	(382)
Financial Collateral Received/Pledged	0
Net Amounts	0	0
Derivative liabilities:
Amounts Presented in Balance Sheets	282	570
Offsetting Derivative Instruments	(71)	(382)
Financial Collateral Received/Pledged	0	(188)
Net Amounts	$ 211	$ 0